Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Disaggregation of Group's Revenue from Contracts with Customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	31.12.2019
Segments	Yuchai	HLGE	Total
	RMB’000	RMB’000	RMB’000
Type of goods or services

Heavy-duty engines	6,189,934	—	6,189,934
Medium-duty engines	5,583,982	—	5,583,982
Light-duty engines	2,429,248	—	2,429,248
Other products and services (i)	3,732,436	—	3,732,436
Revenue from hospitality operations	44,704	35,781	80,485

Total revenue from contracts with customers	17,980,304	35,781	18,016,085

Geographical markets
People’s Republic of China	17,913,615	—	17,913,615
Other countries	66,689	35,781	102,470

Total revenue from contracts with customers	17,980,304	35,781	18,016,085

Timing of revenue recognition
At a point in time	17,935,600	—	17,935,600
Over time	44,704	35,781	80,485

Total revenue from contracts with customers	17,980,304	35,781	18,016,085

	31.12.2021
Segments	Yuchai	HLGE	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Type of goods or services
Heavy-duty engines	7,410,771	—	7,410,771	1,172,182
Medium-duty engines	7,065,283	—	7,065,283	1,117,535
Light-duty engines	2,429,745	—	2,429,745	384,320
Other products and services (i)	4,304,918	77	4,304,995	680,933
Revenue from hospitality operations	43,417	11,719	55,136	8,721

Total revenue from contracts with customers	21,254,134	11,796	21,265,930	3,363,691

Geographical markets
People’s Republic of China	21,206,280	—	21,206,280	3,354,256
Other countries	47,854	11,796	59,650	9,435

Total revenue from contracts with customers	21,254,134	11,796	21,265,930	3,363,691

Timing of revenue recognition
At a point in time	21,210,718	8,067	21,218,785	3,356,234
Over time	43,416	3,729	47,145	7,457

Total revenue from contracts with customers	21,254,134	11,796	21,265,930	3,363,691

Note:

(i)	included sales of power generator sets, engine components, service-type maintenance services and others.

	31.12.2020
Segments	Yuchai	HLGE	Total
	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	6,725,312	—	6,725,312
Medium-duty engines	6,626,629	—	6,626,629
Light-duty engines	2,356,168	—	2,356,168
Other products and services (i)	4,809,921	—	4,809,921
Revenue from hospitality operations	39,630	23,510	63,140

Total revenue from contracts with customers	20,557,660	23,510	20,581,170

Geographical markets
People’s Republic of China	20,504,288	—	20,504,288
Other countries	53,372	23,510	76,882

Total revenue from contracts with customers	20,557,660	23,510	20,581,170

Timing of revenue recognition
At a point in time	20,518,030	—	20,518,030
Over time	39,630	23,510	63,140

Total revenue from contracts with customers	20,557,660	23,510	20,581,170

Summary of Change in Contract Balances
6.2	Contract balances

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000

Trade receivables (Note 15)	289,048	524,557	82,971
Capitalized contract cost	127,704	147,499	23,330
Contract liabilities (Note 24)	935,462	642,432	101,615

Schedule of revenue recognized
(a)	Set out below is the amount of revenue recognized from:

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000

Amounts include in contract liabilities	363,464	874,391	138,305

Schedule of contract cost capitalized
(b)	Capitalized contract costs

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Capitalized contract costs relating to service fee charge on development of technology know-how
At January 1	136,457	127,704	20,199
Addition	24,147	19,795	3,131
Reclassified to development costs	(21,519)	—	—
Released to consolidated statement of profit or loss	(11,381)	—	—

At December 31	127,704	147,499	23,330

Summary of Performance Obligations
6.3	Performance obligations
The transaction price allocated to the remaining unsatisfied performance obligations as of 31 December are, as follows:

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000

Within one year	112,454	140,601	22,239
More than one year	67,269	69,172	10,941

Total unfulfilled service-type maintenance service (Note 24)	179,723	209,773	33,180